UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22421

iShares MSCI Russia Capped ETF, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 93.37%

BANKS — 16.46%
Sberbank of Russia	9,265,020	$28,735,379
VTB Bank OJSC	4,492,855,000	6,471,371

		35,206,750

CHEMICALS — 4.52%
Uralkali OJSC	1,338,075	9,662,589

		9,662,589

ELECTRIC — 4.75%
Federal Grid Co. of Unified Energy System OJSC[a]	778,000,000	2,952,557
IDGC Holding JSC[a]	33,691,282	1,199,483
INTER RAO UES OJSC[a]	6,498,682,000	2,695,011
RusHydro OJSC	225,816,000	3,321,879

		10,168,930

FOOD — 4.47%
Magnit OJSC SP GDR[b]	174,593	9,558,967

		9,558,967

IRON & STEEL — 1.86%
Mechel OAO SP ADR	107,977	323,931
Severstal OAO	441,755	3,647,604

		3,971,535

METAL FABRICATE & HARDWARE — 1.18%
TMK OAO SP GDR[b]	229,347	2,513,643

		2,513,643

MINING — 4.35%
MMC Norilsk Nickel OJSC	63,992	9,307,381

		9,307,381

OIL & GAS — 45.65%
Gazprom OAO	10,104,295	39,042,468
LUKOIL OAO	432,208	25,415,840
NovaTek OAO SP GDR[b]	86,827	9,741,989
Rosneft Oil Co. OJSC	1,434,840	9,502,326
Surgutneftegas OJSC	6,891,700	5,243,831
Tatneft OAO Class S	1,533,965	8,665,951

		97,612,405

REAL ESTATE — 1.16%
LSR Group OJSC SP GDR[b]	683,092	2,475,525

		2,475,525

Security	Shares	Value

TELECOMMUNICATIONS — 8.97%
MegaFon OAO SP GDR[a]	144,226	$4,509,947
Mobile TeleSystems OJSC SP ADR	434,839	8,379,348
Rostelecom OJSC	1,728,740	5,467,227
Sistema JSFC SP GDR[b]	43,793	836,008

		19,192,530

TOTAL COMMON STOCKS
(Cost: $244,808,691)		199,670,255

PREFERRED STOCKS — 4.56%

BANKS — 0.29%
Sberbank of Russia	271,295	616,729

		616,729

OIL & GAS — 1.89%
Surgutneftegas OJSC	6,641,800	4,043,572

		4,043,572

PIPELINES — 2.38%
AK Transneft OAO	2,411	5,084,531

		5,084,531

TOTAL PREFERRED STOCKS
(Cost: $9,975,291)		9,744,832

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	116,021	116,021

		116,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,021)		116,021

TOTAL INVESTMENTS IN SECURITIES — 97.99%
(Cost: $254,900,003)		209,531,108
Other Assets, Less Liabilities — 2.01%		4,308,676

NET ASSETS — 100.00%		$213,839,784

SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

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Notes to Schedules of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF, INC.

iShares MSCI Russia Capped ETF, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on May 21, 2010 pursuant to Articles of Incorporation. Prior to July 1, 2013, the Company’s name was the iShares Russia Capped Index Fund, Inc.

This schedule of investments relates only to the iShares MSCI Russia Capped ETF (the “Fund”). Prior to July 1, 2013, the Fund’s name was the iShares MSCI Russia Capped Index Fund.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

2

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED ETF, INC.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of May 31, 2013, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2013, the cost of investments for federal income tax purposes was $258,596,465. Net unrealized depreciation was $49,065,357, of which $3,763,003 represented gross unrealized appreciation on securities and $52,828,360 represented gross unrealized depreciation on securities.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

3

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED ETF, INC.

2.	TRANSACTIONS WITH AFFILIATES

The Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

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Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares MSCI Russia Capped ETF, Inc.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date: July 29, 2013

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 29, 2013